Quarterly portfolio holdings
John Hancock
Emerging Markets Debt Fund
Fixed income
May 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 3.3%					$68,805,078
(Cost $68,730,988)
U.S. Government 3.3%					68,805,078
U.S. Treasury
Bond	5.000	05-15-46		10,500,000	10,529,531

Note	3.750	04-30-28		58,550,000	58,275,547
Foreign government obligations 51.3%					$1,069,970,801
(Cost $1,022,446,571)
Angola 1.5%					31,694,169
Republic of Angola
Bond	8.750	04-14-32		10,000,000	10,250,343
Bond	9.375	03-31-33		20,520,000	21,443,826
Argentina 3.9%					82,194,180
Provincia de Buenos Aires
Bond (A)	6.625	09-01-37		3,859,403	3,101,030
Bond	6.625	09-01-37		6,412,574	5,152,503
Provincia de Rio Negro
Bond (A)	6.875	03-10-28		1,051,909	1,020,352
Republic of Argentina
Bond (0.750% to 7-9-27, then 1.750% thereafter) (B)	0.750	07-09-30		32,270,400	28,113,972
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	4.125	07-09-35		58,227,840	44,806,323
Brazil 2.0%					42,248,020
Federative Republic of Brazil
Note	10.000	01-01-27	BRL	209,000,000	42,248,020
Colombia 3.2%					66,899,869
Republic of Colombia
Bond	3.125	04-15-31		16,700,000	14,570,750
Bond	5.000	06-15-45		33,000,000	24,832,500
Bond	6.500	11-26-38	EUR	8,910,000	10,299,667
Bond	7.500	02-02-34		9,960,000	10,333,500
Santa Fe de Bogota DC
Bond (A)	13.140	11-05-35	COP	25,288,000,000	6,863,452
Costa Rica 0.5%					10,511,064
Republic of Costa Rica
Bond (A)	7.300	11-13-54		4,700,000	5,249,947
Bond	7.300	11-13-54		4,710,000	5,261,117
Dominican Republic 2.3%					48,590,259
Government of Dominican Republic
Bond (A)	5.300	01-21-41		4,300,000	3,817,067
Bond	5.300	01-21-41		5,110,000	4,536,096
Bond (A)	5.875	01-30-60		5,350,000	4,661,723
Bond	5.875	01-30-60		9,290,000	8,094,842
Bond	6.850	01-27-45		2,620,000	2,645,912
Bond (A)	10.500	03-15-37	DOP	693,000,000	12,294,841
Bond (A)	10.750	06-01-36	DOP	693,700,000	12,539,778
Ecuador 2.5%					52,863,750
Republic of Ecuador
Bond	6.900	07-31-35		37,220,000	34,195,875
Bond (5.000% to 7-31-26, then 5.500% to 7-31-27, then 6.000% to 7-31-28, then 6.500% to 7-31-29, then 6.900% thereafter)	5.000	07-31-40		22,290,000	18,667,875
Egypt 2.4%					50,425,540
Arab Republic of Egypt
Bond	7.625	05-20-34		8,750,000	8,795,878
Bond	8.500	01-31-47		15,980,000	15,171,990
Bond (A)	8.875	05-29-50		6,000,000	5,870,785
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Egypt (continued)
Bond	8.875	05-29-50		21,040,000	$20,586,887
Ghana 1.0%					20,236,056
Republic of Ghana
Bond (A)(C)	2.982	01-03-30		751,517	675,137
Bond (A)(C)	5.241	07-03-26		133,800	133,175
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)	5.000	07-03-29		10,576,519	10,462,216
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)	5.000	07-03-35		9,590,300	8,965,528
Hungary 1.8%					37,584,097
Republic of Hungary
Bond (A)	5.500	03-26-36		12,100,000	12,116,411
Bond (A)	6.125	05-22-28		2,800,000	2,872,068
Bond	6.125	05-22-28		3,140,000	3,220,819
Bond	6.250	09-22-32		18,270,000	19,374,799
Iraq 0.2%					2,973,638
Republic of Iraq
Bond	5.800	01-15-28		3,019,500	2,973,638
Ivory Coast 1.1%					22,192,078
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	2,465,000	2,819,312
Bond	4.875	01-30-32	EUR	2,808,000	3,211,614
Bond	6.750	02-25-41		11,450,000	10,973,687
Bond	6.875	10-17-40	EUR	4,400,000	5,187,465
Jordan 0.9%					19,064,119
The Hashemite Kingdom of Jordan
Bond	7.500	01-13-29		18,220,000	19,064,119
Kazakhstan 0.5%					9,900,589
Republic of Kazakhstan
Bond (A)	5.500	07-01-37		9,620,000	9,900,589
Mexico 3.6%					75,105,067
Government of Mexico
Bond	5.625	02-09-34		25,800,000	25,305,672
Bond	6.125	02-09-38		10,300,000	10,099,150
Bond	8.000	02-21-36	MXN	745,000,000	39,700,245
Morocco 0.6%					12,250,033
Kingdom of Morocco
Bond (A)(B)	4.000	12-15-50		6,500,000	4,588,213
Bond	4.000	12-15-50		6,560,000	4,630,566
Bond	6.500	09-08-33		2,850,000	3,031,254
Nigeria 2.4%					50,465,377
Federal Republic of Nigeria
Bond	7.625	11-28-47		5,350,000	5,319,093
Bond (A)	7.696	02-23-38		2,600,000	2,692,229
Bond	7.696	02-23-38		3,010,000	3,116,772
Bond (A)	7.875	02-16-32		2,000,000	2,113,397
Bond	7.875	02-16-32		12,030,000	12,712,081
Bond (A)	8.375	03-24-29		5,500,000	5,849,008
Bond	8.375	03-24-29		6,240,000	6,635,966
Bond	9.248	01-21-49		10,560,000	12,026,831
Oman 0.7%					15,044,763
Sultanate of Oman
Bond (A)(B)	7.000	01-25-51		6,250,000	7,080,555
Bond	7.000	01-25-51		7,030,000	7,964,208
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Panama 1.3%					$26,917,302
Republic of Panama
Bond	6.700	01-26-36		6,520,000	7,041,600
Bond (B)	6.853	03-28-54		6,150,000	6,596,982
Bond	6.875	01-31-36		12,160,000	13,278,720
Peru 2.0%					41,571,317
Republic of Peru
Bond	6.900	08-12-37	PEN	140,200,000	41,571,317
Poland 0.6%					11,892,132
Republic of Poland
Bond	4.875	10-04-33		5,850,000	5,849,533
Bond	5.500	04-04-53		6,500,000	6,042,599
Romania 2.6%					54,274,146
Republic of Romania
Bond	3.625	03-27-32		12,040,000	10,877,859
Bond	6.375	01-30-34		12,930,000	13,124,700
Bond	6.625	05-16-36		9,700,000	9,918,212
Bond	6.750	07-11-39	EUR	16,590,000	20,353,375
Saudi Arabia 4.7%					97,284,221
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33		7,760,000	6,607,778
Bond	2.250	02-02-33		8,250,000	7,025,022
Bond	4.500	10-26-46		11,960,000	10,002,405
Bond	4.625	10-04-47		13,650,000	11,530,413
Bond (A)	5.000	01-18-53		12,600,000	10,943,183
Bond	5.000	01-18-53		11,750,000	10,204,953
Bond (A)	5.250	01-16-50		18,050,000	16,578,798
Bond	5.250	01-16-50		17,690,000	16,248,140
Bond	5.875	01-12-56		8,400,000	8,143,529
South Africa 2.9%					60,708,729
Republic of South Africa
Bond	5.875	04-20-32		15,400,000	15,860,792
Bond (A)(B)	7.250	12-11-55		13,898,000	13,705,652
Bond	7.300	04-20-52		11,260,000	11,263,589
Bond	8.875	02-28-35	ZAR	313,000,000	19,878,696
Turkey 3.6%					75,010,976
Republic of Turkey
Bond	6.000	01-14-41		39,040,000	33,774,175
Bond	6.375	05-22-31		32,000,000	31,734,270
Bond	6.950	09-16-35		9,590,000	9,502,531
Ukraine 0.9%					17,976,823
Republic of Ukraine
Bond (0.000% to 2-1-27, then 3.000% thereafter) (A)	0.000	02-01-30		1,386,241	971,921
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-34		4,773,326	2,537,591
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-35		4,029,711	2,323,794
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-36		3,386,426	1,946,777
Bond (4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	4.500	02-01-34		3,524,097	2,411,964
Bond (4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	4.500	02-01-36		11,733,659	7,784,776
Uruguay 0.9%					18,724,237
Oriental Republic of Uruguay
Bond	8.000	10-29-35	UYU	195,000,000	4,967,655
Bond	8.000	10-29-35	UYU	540,000,000	13,756,582
Venezuela 0.7%					15,368,250
Republic of Venezuela
Bond (D)	7.650	04-21-25		33,050,000	15,368,250
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 40.9%					$852,810,978
(Cost $857,997,987)
Argentina 0.6%					12,130,250
Empresa Distribuidora Y Comercializadora Norte (A)(B)	9.500	04-28-33		12,100,000	12,130,250
Brazil 1.9%					39,357,320
Ambipar Lux Sarl (A)(D)	9.875	02-06-31		5,514,000	1,364,715
Ambipar Lux Sarl (A)(D)	10.875	02-05-33		2,250,000	511,875
Braskem Netherlands Finance BV	5.875	01-31-50		24,820,000	11,689,023
CSN Resources SA	4.625	06-10-31		6,517,000	4,100,372
CSN Resources SA	5.875	04-08-32		9,580,000	6,067,445
Petrobras Global Finance BV (B)	6.850	06-05-15		12,156,000	11,471,576
Yinson Boronia Production BV (A)	8.947	07-31-42		3,788,694	4,152,314
Canada 0.5%					9,520,355
Canacol Energy, Ltd. (D)	5.750	11-24-28		8,600,000	3,225,172
St. Marys Cement, Inc. (A)(B)	5.750	04-02-34		6,150,000	6,295,183
Chile 2.5%					51,403,401
Antofagasta PLC (A)	6.250	05-02-34		8,100,000	8,586,624
Corp. Nacional del Cobre de Chile	4.500	08-01-47		11,260,000	9,026,613
Corp. Nacional del Cobre de Chile (A)	5.125	02-02-33		4,800,000	4,768,233
Corp. Nacional del Cobre de Chile	5.125	02-02-33		12,260,000	12,178,862
Empresa Nacional del Petroleo (A)	5.950	07-30-34		5,620,000	5,769,037
Sociedad Quimica y Minera de Chile SA (A)	5.500	09-10-34		11,090,000	11,074,032
Colombia 0.4%					9,334,767
Grupo Energia Bogota SA ESP (A)(B)	5.750	10-22-35		9,620,000	9,334,767
Costa Rica 0.9%					19,165,491
Instituto Costarricense de Electricidad	6.375	05-15-43		19,580,000	19,165,491
Dominican Republic 0.6%					13,514,195
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34		13,030,000	13,514,195
Ecuador 0.1%					1,897,405
Corp Quiport SA (A)	9.000	12-15-37		1,545,000	1,679,937
Corp Quiport SA (A)	9.000	12-15-37		200,000	217,468
Guatemala 0.7%					14,777,775
CT Trust (A)	5.125	02-03-32		5,600,000	5,340,552
CT Trust	5.125	02-03-32		6,310,000	6,017,658
Energuate Trust 2.0 (A)	6.350	09-15-35		3,430,000	3,419,565
India 3.3%					68,695,337
Adani Green Energy UP, Ltd. (A)(B)	6.700	03-12-42		12,197,329	12,008,547
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27		2,407,000	2,381,105
Export-Import Bank of India (A)(B)	5.500	01-13-35		12,450,000	12,766,036
Export-Import Bank of India (B)	5.750	01-12-56		28,653,000	28,818,953
IRB Infrastructure Developers, Ltd. (A)	7.110	03-11-32		8,420,000	8,608,832
JSW Hydro Energy, Ltd.	4.125	05-18-31		4,385,450	4,111,864
Indonesia 3.3%					69,457,659
Freeport Indonesia PT (B)	6.200	04-14-52		16,790,000	16,417,123
Indika Energy Tbk PT (A)(B)	8.750	05-07-29		8,740,000	8,849,488
Indonesia Asahan Aluminium PT	5.450	05-15-30		11,450,000	11,582,706
Pertamina Persero PT	6.000	05-03-42		23,940,000	23,594,562
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49		11,090,000	9,013,780
Kazakhstan 1.5%					30,299,376
Development Bank of Kazakhstan JSC	16.950	05-08-29	KZT	4,363,500,000	8,880,860
Kazakhstan Temir Zholy National Company JSC (A)	4.875	04-29-31		11,300,000	11,125,239
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Kazakhstan (continued)
QazaqGaz NC JSC (A)	5.625	05-08-36		10,500,000	$10,293,277
Luxembourg 0.6%					12,892,157
FORESEA Holding SA (A)	7.500	06-15-30		164,787	162,727
Oceanica Lux (A)	11.250	05-08-31		12,300,000	12,515,250
Oceanica Lux (A)	13.000	10-02-29		200,000	214,180
Malaysia 0.7%					15,032,720
Petronas Capital, Ltd. (A)	5.848	04-03-55		14,340,000	15,032,720
Mauritius 0.4%					8,275,384
Greenko Wind Projects Mauritius, Ltd. (A)	7.250	09-27-28		8,195,200	8,275,384
Mexico 4.8%					99,213,303
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(E)	7.500	06-27-29		2,200,000	2,195,116
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (E)	7.500	06-27-29		4,120,000	4,110,854
Banco Mercantil del Norte SA (8.375% to 5-20-31, then 5 Year CMT + 4.072%) (A)(E)	8.375	05-20-31		4,950,000	5,141,813
FIBRA Prologis (A)	5.500	11-26-35		8,210,000	7,997,772
Fibra SOMA Trust F/6185 (A)	7.125	05-28-36		9,200,000	9,140,200
FIEMEX Energia (A)	7.250	01-31-41		3,813,453	3,879,426
FIEMEX Energia	7.250	01-31-41		4,754,435	4,836,687
Grupo Televisa SAB	6.125	01-31-46		11,940,000	9,202,280
Mexico City Airport Trust (A)	5.500	10-31-46		7,100,000	6,099,344
Mexico City Airport Trust	5.500	10-31-46		7,970,000	6,846,728
Mexico City Airport Trust (A)	5.500	07-31-47		6,400,000	5,514,560
Mexico City Airport Trust	5.500	07-31-47		16,160,000	13,924,264
Orbia Advance Corp. SAB de CV	5.875	09-17-44		10,635,000	8,452,588
Trust 2401 (A)	6.390	01-15-50		5,922,000	5,426,921
Trust 2401 (A)(B)	6.950	01-30-44		6,500,000	6,444,750
Morocco 0.8%					15,993,819
OCP SA	3.750	06-23-31		8,260,000	7,621,143
OCP SA	6.875	04-25-44		8,290,000	8,372,676
Netherlands 0.8%					17,620,751
Prosus NV (A)	4.027	08-03-50		8,870,000	6,218,804
Prosus NV	4.027	08-03-50		10,160,000	7,123,230
Yinson Bergenia Production BV (A)(B)	8.498	01-31-45		4,025,736	4,278,717
Oman 0.6%					12,340,942
EDO Sukuk, Ltd. (A)(B)	5.662	07-03-31		11,952,000	12,340,942
Panama 0.4%					8,686,493
AES Panama Generation Holdings SRL (A)	4.375	05-31-30		3,267,282	3,091,665
AES Panama Generation Holdings SRL	4.375	05-31-30		2,725,847	2,579,332
Generadora de Gatun SA (A)(B)	6.874	09-30-44		2,940,000	3,015,496
Peru 3.0%					62,836,717
Atlantica Transmision Sur SA (A)	6.875	04-30-43		5,475,625	5,792,664
Atlantica Transmision Sur SA	6.875	04-30-43		3,447,454	3,647,061
Banco BBVA Peru SA (6.200% to 6-7-29, then 5 Year CMT + 2.002%) (A)(B)	6.200	06-07-34		2,937,000	3,002,953
Banco de Credito del Peru SA (6.450% to 7-30-30, then 5 Year CMT + 2.486%) (A)	6.450	07-30-35		9,090,000	9,330,885
Consorcio Transmantaro SA (A)	5.200	04-11-38		5,000,000	4,861,660
Consorcio Transmantaro SA (B)	5.200	04-11-38		5,790,000	5,629,802
Kallpa Generacion SA (A)	5.500	09-11-35		4,630,000	4,567,495
Niagara Energy SAC (A)	5.746	10-03-34		6,005,000	6,035,552
Petroleos del Peru SA	4.750	06-19-32		12,350,000	10,435,750
Petroleos del Peru SA	5.625	06-19-47		13,050,000	9,532,895
Philippines 3.1%					63,850,064
Asian Development Bank	2.375	01-16-29	EUR	4,573,000	5,291,850
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Philippines (continued)
Asian Development Bank	4.500	08-25-28		7,500,000	$7,572,957
Asian Development Bank	16.250	01-27-27	EGP	931,600,000	17,405,685
Asian Development Bank	17.000	03-09-27	EGP	160,000,000	2,996,645
Asian Development Bank	18.000	03-25-27	EGP	774,400,000	14,536,238
Asian Development Bank	20.000	06-04-26	EGP	838,000,000	16,046,689
Poland 0.5%					11,168,524
ORLEN SA (A)(B)	6.000	01-30-35		10,780,000	11,168,524
Saudi Arabia 1.9%					38,684,439
GACI First Investment Company	5.125	02-14-53		15,640,000	13,600,744
GACI First Investment Company (B)	5.375	01-29-54		15,400,000	13,834,728
Greensaif Pipelines Bidco Sarl	6.103	08-23-42		11,000,000	11,248,967
Singapore 0.4%					8,727,581
LLPL Capital Pte, Ltd. (A)(B)	6.875	02-04-39		4,851,360	4,940,140
LLPL Capital Pte, Ltd.	6.875	02-04-39		3,719,376	3,787,441
Togo 0.6%					11,657,357
Banque Ouest Africaine de Developpement (A)	6.250	10-14-40	EUR	3,792,000	4,222,034
Banque Ouest Africaine de Developpement	6.250	10-14-40	EUR	6,678,000	7,435,323
Turkey 0.9%					19,158,439
Turkiye Ihracat Kredi Bankasi AS (A)(B)	6.375	10-03-30		9,740,000	9,513,643
Turkiye Varlik Fonu Yonetimi AS	7.750	09-10-35		9,610,000	9,644,796
United Kingdom 1.0%					21,862,497
Biocon Biologics Global PLC (A)	6.670	10-09-29		9,420,000	9,509,351
IHS Holding, Ltd. (A)	6.250	11-29-28		5,800,000	5,764,139
IHS Holding, Ltd.	6.250	11-29-28		6,630,000	6,589,007
United States 1.5%					32,052,185
International Finance Corp.	15.000	03-16-27	NGN	31,880,000,000	23,538,331
Sasol Financing USA LLC	5.500	03-18-31		8,940,000	8,513,854
Uruguay 0.5%					9,588,096
MercadoLibre, Inc.	4.900	01-15-33		9,840,000	9,588,096
Uzbekistan 1.2%					25,137,279
National Bank of Uzbekistan	7.200	07-17-30		7,000,000	7,277,867
Navoi Mining & Metallurgical Combinat (A)(B)	6.700	10-17-28		7,308,000	7,522,754
Uzbekneftegaz JSC	8.750	05-07-30		9,590,000	10,336,658
Venezuela 0.9%					18,478,900
Petroleos de Venezuela SA (D)	6.000	11-15-26		47,080,000	18,478,900

	Shares	Value
Common stocks 0.0%		$905,885
(Cost $9,355,632)
Canada 0.0%		533,396
Frontera Energy Corp.	50,752	533,396
Luxembourg 0.0%		372,489
FORESEA Holding SA, Class B (A)(F)	1,602	37,247
FORESEA Holding SA, Class C (A)(F)	14,419	335,242
Mexico 0.0%		0
Unifin Financiera SAB de CV (B)(F)(G)	1,551,287	0

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	7

	Par value^	Value
Escrow certificates 0.0%		$746,950
(Cost $18,052,627)
Credito Real SAB de CV (F)	11,760,000	88,200
Credito Real SAB de CV (F)	3,500,000	26,250
Unifin Financiera SAB de CV (F)	11,500,000	632,500

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.5%				$72,895,082
(Cost $72,907,170)
U.S. Government Agency 1.5%				30,779,686
Federal Agricultural Mortgage Corp. Discount Note	3.500	06-01-26	30,789,000	30,779,686

	Yield (%)	Shares	Value
Short-term funds 2.0%			42,115,396
John Hancock Collateral Trust (H)	3.5217(I)	4,211,245	42,115,396

Total investments (Cost $2,049,490,975) 99.0%	$2,066,134,774
Other assets and liabilities, net 1.0%	20,175,468
Total net assets 100.0%	$2,086,310,242

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $549,280,388 or 26.3% of the fund’s net assets as of 5-31-26.
(B)	All or a portion of this security is on loan as of 5-31-26. The value of securities on loan amounted to $40,847,873.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing security.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 5-31-26.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 5-31-26:
Foreign government obligations	51.3%
Financials	11.1%
Energy	8.7%
Materials	6.7%
Utilities	6.2%
Industrials	3.5%
U.S. Government	3.3%
Communication services	1.5%
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Real estate	1.4%
Consumer discretionary	1.1%
Health care	0.4%
Information technology	0.3%
Short-term investments and other	4.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	9

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	2,380	Long	Oct 2026	$253,901,750	$255,162,031	$1,260,281
						$1,260,281
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EGP	1,224,132,000	USD	22,800,000	CITI	6/22/2026	$641,822	—
EGP	1,216,608,000	USD	22,800,000	JPM	6/22/2026	497,740	—
KRW	88,996,770,000	USD	60,300,000	MSI	6/17/2026	—	$(1,245,392)
MXN	535,786,179	USD	29,714,723	SSB	6/17/2026	1,150,185	—
USD	974,127	EUR	830,000	CITI	6/17/2026	5,383	—
USD	47,087,662	EUR	40,470,000	JPM	6/17/2026	—	(147,354)
USD	1,442,883	EUR	1,228,000	SSB	6/17/2026	9,609	—
USD	7,533,276	EUR	6,410,000	TD	6/17/2026	51,773	—
USD	30,131,738	MXN	535,786,179	GSI	6/17/2026	—	(733,171)
USD	39,098,424	MXN	684,837,643	SSB	6/17/2026	—	(352,858)
USD	60,300,000	THB	1,940,454,000	CITI	6/17/2026	602,356	—
USD	15,000,000	ZAR	259,248,000	CITI	6/17/2026	—	(968,440)
USD	1,082,979	ZAR	17,800,000	MSI	6/17/2026	—	(13,416)
						$2,958,868	$(3,460,631)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.46	201,960,000	USD	$201,960,000	5.000%	Quarterly	Jun 2031	$(14,506,000)	$(4,359,061)	$(18,865,061)
				$201,960,000				$(14,506,000)	$(4,359,061)	$(18,865,061)

Derivatives Currency Abbreviations
EGP	Egyptian Pound
EUR	Euro
KRW	Korean Won
MXN	Mexican Peso
THB	Thai Bhat
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$68,805,078	—	$68,805,078	—
Foreign government obligations	1,069,970,801	—	1,069,970,801	—
Corporate bonds	852,810,978	—	852,810,978	—
Common stocks	905,885	$533,396	372,489	—
Escrow certificates	746,950	—	746,950	—
Short-term investments	72,895,082	42,115,396	30,779,686	—
Total investments in securities	$2,066,134,774	$42,648,792	$2,023,485,982	—
Derivatives:
Assets
Futures	$1,260,281	$1,260,281	—	—
Forward foreign currency contracts	2,958,868	—	$2,958,868	—
Liabilities
Forward foreign currency contracts	(3,460,631)	—	(3,460,631)	—
Swap contracts	(18,865,061)	—	(18,865,061)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,211,245	$48,906,056	$357,161,274	$(363,934,798)	$(8,693)	$(8,443)	$430,176	—	$42,115,396
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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